Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets
Schedule of Composition of Intangible Assets

	2023			2022
	Historical cost	Accumulated amortization	Residual value	Historical cost	Accumulated amortization	Residual value
In service
Useful life defined
Temporary easements	15	(7)	8	15	(6)	9
Onerous concession	14	(10)	4	14	(10)	4
Assets of concession	25,217	(10,933)	14,284	23,813	(10,258)	13,555
Assets of concession - GSF	1,031	(334)	697	1,032	(200)	832
Others	139	(79)	60	92	(77)	15

	26,416	(11,363)	15,053	24,966	(10,551)	14,415
In progress	196	-	196	206	-	206

Net intangible assets	26,612	(11,363)	15,249	25,172	(10,551)	14,621

Schedule of Changes in Intangible Assets

Changes in Intangible assets are as follow:

	2022	Additions	Disposals	Amortization	Transfers (1)	2023
In service
Useful life defined
Temporary easements	9	-	-	(1)	-	8
Onerous concession	4	-	-	-	-	4
Assets of concession	13,555	3	(81)	(914)	1,721	14,284
Assets of concession - GSF	832	-	-	(135)	-	697
Others	15	26	(10)	(5)	34	60

	14,415	29	(91)	(1,055)	1,755	15,053
In progress	206	158	(3)	-	(165)	196

Net intangible assets	14,621	187	(94)	(1,055)	1,590	15,249

	2021	Additions	Disposals	Amortization	Transfers (1)	2022
In service
Useful life defined
Temporary easements	10	-	-	(1)	-	9
Onerous concession	5	-	-	(1)	-	4
Assets of concession	11,807	-	(57)	(817)	2,622	13,555
Assets of concession - GSF	966	-	-	(134)	-	832
Other	4	13	-	(3)	1	15

	12,792	13	(57)	(956)	2,623	14,415
In progress	161	106	-	-	(61)	206

Net intangible assets	12,953	119	(57)	(956)	2,562	14,621

	2020	Additions	Disposals	Amortization	Transfers (1)	2021
In service
Useful life defined
Temporary easements	9	-	-	(1)	2	10
Onerous concession	6	-	-	(1)	-	5
Assets of concession	11,674	-	(23)	(757)	913	11,807
Assets of concession - GSF	-	1,032	-	(66)	-	966
Other	8	-	-	(4)	-	4

	11,697	1,032	(23)	(829)	915	12,792
In progress	113	51	-	-	(3)	161

Net intangible assets	11,810	1,083	(23)	(829)	912	12,953

(1)
The main transfers were made between concession contract assets to Intangible assets: in 2022 of R$2,448 (R$902 in 2021).

Schedule of Amortization Rates

The main amortization rates, which take into account the useful life that management expects for the asset, and reflect the expected pattern of their consumption, are as follows:

Energy	(%)	Administration	(%)
System cable - below 69 KV	6.67	Software	20.00
System cable - below 69 KV	3.57	Vehicles	14.29
Structure - Posts	3.57	General equipment	6.25
Overhead distribution transformer	4.00	Buildings	3.33
Circuit breaker - up to 69 kV	3.03
Capacitor bank - up to 69 kV	6.67
Voltage regulator - up to 69 kV	4.35

Gas	(%)	Administration	(%)
Tubing	3.33	Software	20.00
Buildings, works and improvements	4.00	Vehicles	20.00
Improvements in leased properties	10.00	Data processing equipment	20.00
Machinery and equipment	5.00 to 20.00	Furniture	10.00

The annual average amortization rate is 4.01% and by segment is follows:

Hydroelectric Generation	Wind Power Generation	Gas	Distribution	Administration
7.03%	8.81%	3.33%	3.90%	16.26%

Schedule of Power Plant Offer for Tender	The amounts calculated are:

Plant re-offered for tender	Amount
São Simão	783
Miranda	146
Jaguara	237
Volta Grande	157

Total	1,323